PROPERTY AND EQUIPMENT	9 Months Ended
Sep. 30, 2011
PROPERTY AND EQUIPMENT

NOTE 4. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	September 30,
	2011	December 31,
	(Unaudited)	2010
Appliques	$2,736,732	$—
Office furniture and fixtures	6,905	—
	2,743,637	—
Less: accumulated depreciation	(61,920)	—
	$2,681,717	$—